SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED INCOME TAX ASSETS AND LIABILITIES (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 13,022,000	$ 12,422,000
Valuation allowance	(13,022,000)	(12,422,000)
Net deferred tax asset
Exploration and evaluation assets [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	7,209,000	7,198,000
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	5,351,000	4,878,000
Share Issuance Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	84,000	175,000
Cumulative Eligible Capital [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		34,000
Investment [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	81,000	35,000
Equipment [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 273,000	$ 102,000